Japan 2x Strategy Fund Expense Example - Class A and Class C [Member] - Japan 2x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 328
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	2,622
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,290
Expense Example, with Redemption, 10 Years	$ 2,260